EARNINGS PER SHARE (EPS) (Details) - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator
(Loss) profit for the period (basic EPS)				$ (6,323,365)	$ 4,264,504
(Loss) profit for the period (diluted EPS)				$ (6,323,365)	$ 4,264,504
Denominator
Weighted average number of shares (basic EPS)	[1]	38,016,601	36,120,517	38,016,601	36,120,517
Weighted average number of shares (diluted EPS)		39,038,280	36,120,517	38,016,601	36,120,517
Basic (loss) gain attributable to ordinary equity holders of the parent				$ (0.1663)	$ 0.1181
Diluted (loss) gain attributable to ordinary equity holders of the parent		$ 0.0166	$ 0.3133	$ (0.1663)	$ 0.1181

[1]	For the six-month periods ended December 31, 2020 and 2019, diluted EPS was the same as basic EPS. See Note 9.